Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	It is the Management Development and Compensation Committee’s practice to generally approve ordinary course annual equity grants at the same time each year on March 15th (or the first business day following March 15th, if such day falls on a weekend), and the proximity of any awards to other significant corporate events is coincidental. The Company may also make grants of LTI awards during other times of the year as itdeems appropriate.The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.In 2025, the Company did not grant any stock options to our NEOs during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.
Award Timing Method	It is the Management Development and Compensation Committee’s practice to generally approve ordinary course annual equity grants at the same time each year on March 15th (or the first business day following March 15th, if such day falls on a weekend), and the proximity of any awards to other significant corporate events is coincidental. The Company may also make grants of LTI awards during other times of the year as it deems appropriate.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates. In 2025, the Company did not grant any stock options to our NEOs during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC
MNPI Disclosure Timed for Compensation Value	false